Description of Business	12 Months Ended
Jul. 31, 2022
Disclosure Description Of Business [Abstract]
Description of Business

1. Description of Business

HEXO Corp. ("HEXO" or the "Company"), is a publicly traded corporation, incorporated in Ontario, Canada. HEXO is licensed to produce and sell cannabis and cannabis products under the Cannabis Act. The head office is located at 120 Chemin de la Rive, Gatineau, Canada. The Company's common shares are listed on the Toronto Stock Exchange ("TSX") and the National Association of Securities Dealers Automated Quotations ("Nasdaq"), both under the trading symbol "HEXO". The Company was listed on the New York Stock Exchange up to August 24, 2021, at which time the Company transferred its US listing to the Nasdaq.